FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$11,584	$-	$11,584
Equity fund	235	-	-	235

Total financial assets	$235	$11,584	$-	$11,819

Liabilities:
Contingent consideration	$-	$-	$1,220	$1,220

Total financials liabilities	$-	$-	$1,220	$1,220

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$12,276	$-	$12,276
Equity fund	230	-	-	230

Total financial assets	$230	$12,276	$-	$12,506

Liabilities:
Contingent consideration	$-	$-	$3,088	$3,088

Total financials liabilities	$-	$-	$3,088	$3,088

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2015	2016

Opening balance	$382	$1,220
Increase in contingent consideration due to acquisitions	1,048	1,868
Payment of contingent consideration	(166)	(883)
Change in fair value of contingent consideration	3	665
Amortization of interest and exchange rate	(47)	218

Closing balance	$1,220	$3,088